INVESTMENT AND MORTGAGE-BACKED SECURITIES	6 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
5.
  INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost and fair value of securities, with gross unrealized gains and losses, are as follows:

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(unaudited)
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$19,985	$69	$(97)	$19,957
Mortgage-backed securities – U.S. government agencies	37,632	1,355	(39)	38,948
Mortgage-backed securities – non-agency	3,707	215	(130)	3,792
Total debt securities available for sale	61,324	1,639	(266)	62,697

FHLMC preferred stock	6	12	—	18

Total securities available for sale	$61,330	$1,651	$(266)	$62,715

Securities Held to Maturity:
U.S. government and agency obligations	$71,932	$1,064	$(364)	$72,632
Mortgage-backed securities – U.S. government agencies	16,044	1,511	(5)	17,550
Total securities held to maturity	$87,976	$2,575	$(369)	$90,182

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$13,994	$110	$(1)	$14,103
Mortgage-backed securities – U.S. government agencies	45,722	2,040	—	47,762
Mortgage-backed securities – non-agency	4,308	137	(342)	4,103
Total debt securities available for sale	64,024	2,287	(343)	65,968
FHLMC preferred stock	6	1	—	7
Total securities available for sale	$64,030	$2,288	$(343)	$65,975
Securities Held to Maturity:
U.S. government and agency obligations	$44,475	$1,333	$(9)	$45,799
Mortgage-backed securities – U.S. government agencies	18,635	1,967	—	20,602
Total securities held to maturity	$63,110	$3,300	$(9)	$66,401

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$9,360	$100	$(36)	$9,424
Mortgage-backed securities – U.S. government agencies	57,340	4,243	—	61,583
Mortgage-backed securities – non-agency	5,249	29	(921)	4,357
Total debt securities	71,949	4,372	(957)	75,364
FHLMC preferred stock	6	—	—	6
Total securities available for sale	$71,955	$4,372	$(957)	$75,370
Securities Held to Maturity:
U.S. government and agency obligations	$87,708	$1,457	$(81)	$89,084
Mortgage-backed securities – U.S. government agencies	21,248	2,389	—	23,637
Total securities held to maturity	$108,956	$3,846	$(81)	$112,721

The following tables show the gross unrealized losses and related fair values of the Company’s investment securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position at March 31, 2013 (unaudited) and at September 30, 2012 and 2011:

March 31, 2013 (unaudited)

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(unaudited)
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(97)	$8,894	$—	$—	$(97)	$8,894
Mortgage-backed securities U.S. government agencies	(39)	1,941	—	—	(39)	1,941
Mortgage-backed securities – non-agency	(4)	—	(126)	867	(130)	867
Total securities available for sale	$(140)	$10,835	$(126)	$867	$(266)	$11,702
Securities Held to Maturity:
U.S. government and agency obligations	$(364)	$36,597	$—	$—	$(364)	$36,597
Mortgage-backed securities U.S. government agencies	(5)	2,471	—	—	(5)	2,471
Total securities held to maturity	$(369)	$39,068	$—	$—	$(369)	$39,068
Total	$(509)	$49,903	$(126)	$867	$(635)	$50,770

September 30, 2012

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(1)	$2,999	$—	$—	$(1)	$2,999
Mortgage-backed securities – non-agency	(21)	144	(321)	2,343	(342)	2,487
Total securities available for sale	$(22)	$3,143	$(321)	$2,343	$(343)	$5,486
Securities Held to Maturity:
U.S. government and agency obligations	$(9)	$10,982	$—	$—	$(9)	$10,982
Total securities held to maturity	$(9)	$10,982	$—	$—	$(9)	$10,982
Total	$(31)	$14,125	$(321)	$2,343	$(352)	$16,468

September 30, 2011

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(36)	$4,961	$—	$—	$(36)	$4,961
Mortgage-backed securities – non-agency	(50)	1,108	(871)	2,663	(921)	3,771
Total securities available for sale	$(86)	$6,069	$(871)	$2,663	$(957)	$8,732
Securities Held to Maturity:
U.S. government and agency obligations	$(81)	$18,911	$—	$—	$(81)	$18,911
Total securities held to maturity	$(81)	$18,911	$—	$—	$(81)	$18,911
Total	$(167)	$24,980	$(871)	$2,663	$(1,038)	$27,643

The equity securities and U.S. government agency mortgage-backed securities were not in an unrealized loss position as of September 30, 2012 and 2011.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least once each quarter, and more frequently when economic or market concerns warrant such evaluation. The Company determines whether the unrealized losses are temporary. The evaluation is based upon factors such as the creditworthiness of the issuers/guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Management also evaluates other facts and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, the length of time and extent to which the fair value of the security has been less than cost, and the near-term prospects of the issuer.

The Company assesses whether a credit loss existed with respect to a security by considering whether (1) the Company has the intent to sell the security, (2) it is more likely than not that it will be required to sell the security before recovery, or (3) it does not expect to recover the entire amortized cost basis of the security. The Company bifurcates the OTTI impact on impaired securities where impairment in value was deemed to be other than temporary between the component representing credit loss and the component representing loss related to other factors. The portion of the fair value decline attributable to credit loss must be recognized through a charge to earnings. The credit component is determined by comparing the present value of the cash flows expected to be collected, discounted at the rate in effect before recognizing any OTTI, with the amortized cost basis of the debt security. The Company uses the cash flow expected to be realized from the security, which includes assumptions about interest rates, timing and severity of defaults, estimates of potential recoveries, the cash flow distribution from the bond indenture and other factors, then applies a discount rate equal to the effective yield of the security. The difference between the present value of the expected cash flows and the amortized book value is considered a credit loss. The fair market value of the security is determined using the same expected cash flows; the discount rate is a rate the Company determines from open market and other sources as appropriate for the particular security. The difference between the fair market value and the security’s remaining amortized cost is recognized in other comprehensive income.

Management has reviewed its investment securities and determined that for the six months ended March 31, 2013 (unaudited) and years ended September 30, 2012 and 2011, unrealized losses of $25,000, $195,000 and $277,000, respectively, on a pre-tax basis for certain securities in the non-agency mortgage-backed portfolio classified as available for sale were deemed other than temporarily impaired.

The following is a rollforward for the six-months ended March 31, 2013 (unaudited) and for the year ended September 30, 2012 of the amounts recognized in earnings related to credit losses on securities which the Company has recorded OTTI charges through earnings and comprehensive income.

Six months ended March 31, 2013 (unaudited)

(Dollars in Thousands)
Credit component of OTTI as of October 1, 2012	$2,103
Additions for credit-related OTTI charges on previously unimpaired securities	—
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	20
Credit component of OTTI as of March 31, 2013	$2,123

Year ended September 30, 2012

(Dollars in Thousands)
Credit component of OTTI as of October 1, 2011	$2,404
Additions for credit-related OTTI charges on previously unimpaired securities	—
Reductions for securities liquidated	(455)
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	154
Credit component of OTTI as of September 30, 2012	$2,103

U.S. Government Agency Obligations — The Company’s investments reflected in the tables above in U.S. Government sponsored enterprise notes consist of debt obligations of the FHLB and Federal Farm Credit System (“FFCS”). These securities are typically rated AAA by one of the internationally recognized credit rating services. At March 31, 2013 (unaudited), U.S. Government and agency obligations in a gross unrealized loss position for less than twelve months consisted of 18 securities having an aggregate depreciation of $461,000 or 0.5% from the Company’s amortized cost basis. At September 30, 2012, U.S. Government and agency obligations in a gross unrealized loss position for less than twelve months consisted of five securities having an aggregate depreciation of $10,000 or 0.02% from the Company’s amortized cost basis. There were no securities in a gross unrealized loss position for more than twelve months at such date. The unrealized losses on these debt securities relates principally to the changes in market interest rates and a lack of liquidity currently in the financial markets and are not as a result of projected shortfall of cash flows. In addition, the Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell the securities. As such, the Company anticipates it will recover the entire amortized cost basis of the securities. As a result, the Company does not consider these investments to be other-than-temporarily impaired at March 31, 2013 (unaudited) or September 30, 2012.

U.S. Agency Issued Mortgage-Backed Securities — At March 31, 2013 (unaudited), the gross unrealized loss in U.S. agency issued mortgage-backed securities in the category of experiencing a gross unrealized loss for less than 12 months was $44,000 or 0.08% from the Company’s amortized cost basis and consisted of two securities. There were no securities in a gross unrealized loss position in the category of experiencing a gross unrealized loss for less than 12 months at September 30, 2012 or more than 12 months at March 31, 2013 (unaudited) or September 30, 2012. These securities represent asset-backed issues that are issued or guaranteed by a U.S. Government sponsored agency or carry the full faith and credit of the United States through a government agency and are currently rated AAA by at least one bond credit rating agency. In September 2008, the U.S. Department of the Treasury announced the establishment of the Government Sponsored Enterprise Credit Facility to ensure credit availability to Fannie Mae and Freddie Mac. The U.S. Department of the Treasury also entered into senior preferred stock purchase agreements, which ensure that each entity maintains a positive net worth and effectively support the holders of debt and mortgage-backed securities issued or guaranteed by Fannie Mae and Freddie Mac. The preferred stock agreements enhance market stability by providing additional security to debt holders, senior and subordinated, thereby alleviating the concern of the credit driven impairment of the securities.

Non-Agency Issued Mortgage-Backed Securities and Collateralized Mortgage Obligations — This portfolio was acquired through the redemption-in-kind during 2008 of the Company’s entire investment in a mutual fund and included 50 and 55 collateralized mortgage obligations (“CMO”) and mortgage-backed securities issued by large commercial financial institutions at March 31, 2013 (unaudited) and September 30, 2012, respectively. For the six months ended March 31, 2013 (unaudited) and year ended September 30, 2012, management recognized an OTTI charge related to a portion of the portfolio securities in the amount of $25,000 and $195,000, respectively, on a pre-tax basis due to the fact that, in management’s judgment, the credit quality of the collateral pool underlying such securities had deteriorated during recent periods to the point that full recovery of the entire amortized cost of the investment was considered to be uncertain. This portfolio consists primarily of securities with underlying collateral consisting of Alt-A loans and those collateralized by home equity lines of credit and other receivables as well as whole loans with more significant exposure to depressed real estate markets in the United States. For the overall portfolio of the securities, there was exposure to the declining real estate markets such as California, Nevada, Arizona and Florida and consequently, an additional OTTI charge was deemed to be warranted as of March 31, 2013 (unaudited) and September 30, 2012. Of the recorded charge, a total of $20,000 and $154,000, respectively, was concluded to be credit related and recognized currently in earnings and $5,000 and $41,000, respectively, was concluded to be attributable to other factors and recognized in accumulated other comprehensive income.

As of March 31, 2013 (unaudited) and September 30, 2012, with the exception of securities discussed above, there are no securities for which the Company currently believes it is not probable that it will collect all amounts due according to the contractual terms of the investment. Management concluded that an other-than-temporary impairment did not exist and the decline in value was attributed to the illiquidity in the financial markets. With respect to the $130,000 in gross unrealized losses related to this part of the portfolio as of March 31, 2013 (unaudited), 13 securities had been in a loss position for longer than 12 months while one security had been in a loss position for less than 12 months. With respect to the $342,000 in gross unrealized losses related to this part of the portfolio as of September 30, 2012, 18 securities had been in a loss position for longer than 12 months while five securities had been in a loss position for less than 12 months. However, the Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities.

The amortized cost and estimated fair value of U.S. government and agency obligations by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because of call provisions in the securities. Mortgage-backed securities were not included as the contractual maturity thereof is generally irrelevant due to the borrowers’ right to prepay without pre-payment penalty which results in significant prepayments.

	March 31, 2013
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(unaudited)
	(Dollars in Thousands)
Due within one year	$3,000	$3,021	$—	$—
Due after one through five years	2,000	2,007	—	—
Due after five through ten years	11,498	12,028	2,998	3,062
Due after ten years	55,434	55,576	16,987	16,895
Total	$71,932	$72,632	$19,985	$19,957
	September 30, 2012
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in Thousands)
Due within one year	$1,000	$1,006	$—	$—
Due after one through five years	4,000	4,050	—	—
Due after five through ten years	13,498	14,177	2,999	3,081
Due after ten years	25,977	26,566	10,995	11,022
Total	$44,475	$45,799	$13,994	$14,103

	September 30, 2011
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in Thousands)
Due after one through five years	$11,000	$11,110	$—	$—
Due after five through ten years	49,960	50,658	2,999	3,098
Due after ten years	26,748	27,316	6,361	6,326
Total	$87,708	$89,084	$9,360	$9,424

For the six-month periods ended March 31, 2013 and 2012 (unaudited) the Company realized gross gains of $16,000 and $0, respectively, and gross proceeds from the sale of mortgage-backed securities of $304,000 and $0, respectively. For the years ended September 30, 2012 and 2011, the Company realized gross gains of $2.1 million and $15,000, respectively, and gross proceeds from the sale of mortgage-backed securities of $21.6 million and $105,000, respectively.